Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,094,890.08

Principal:
Principal Collections	$15,718,043.12
Prepayments in Full	$10,245,510.69
Liquidation Proceeds	$458,946.15
Recoveries	$20,050.98
Sub Total	$26,442,550.94
Collections	$28,537,441.02

Purchase Amounts:
Purchase Amounts Related to Principal	$528,152.88
Purchase Amounts Related to Interest	$2,809.68
Sub Total	$530,962.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,068,403.58

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,068,403.58
Servicing Fee	$448,161.19	$448,161.19	$0.00	$0.00	$28,620,242.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,620,242.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,620,242.39
Interest - Class A-3 Notes	$180,632.26	$180,632.26	$0.00	$0.00	$28,439,610.13
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$28,175,623.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,175,623.88
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$28,109,301.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,109,301.21
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$28,060,634.71
Third Priority Principal Payment	$2,729,698.32	$2,729,698.32	$0.00	$0.00	$25,330,936.39
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,271,310.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,271,310.64
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$2,981,310.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,981,310.64
Residuel Released to Depositor	$0.00	$2,981,310.64	$0.00	$0.00	$0.00
Total		$29,068,403.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,729,698.32
Regular Principal Payment					$22,290,000.00
Total					$25,019,698.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,019,698.32	$74.62	$180,632.26	$0.54	$25,200,330.58	$75.16
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$25,019,698.32	$22.00	$619,233.43	$0.54	$25,638,931.75	$22.55

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$223,462,594.05	0.6664557	$198,442,895.73	0.5918368
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$493,472,594.05	0.4339709	$468,452,895.73	0.4119680

Pool Information
Weighted Average APR	4.489%	4.488%
Weighted Average Remaining Term	39.20	38.39
Number of Receivables Outstanding	33,143	32,325
Pool Balance	$537,793,433.03	$510,588,672.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$493,472,594.05	$468,452,895.73
Pool Factor	0.4411498	0.4188338

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$42,135,776.93
Targeted Overcollateralization Amount	$42,135,776.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,135,776.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		81	$254,107.53
(Recoveries)		99	$20,050.98
Net Losses for Current Collection Period			$234,056.55
Cumulative Net Losses Last Collection Period			$5,130,661.71
Cumulative Net Losses for all Collection Periods			$5,364,718.26

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.96%	560	$10,027,412.17
61-90 Days Delinquent	0.23%	60	$1,152,501.67
91-120 Days Delinquent	0.07%	15	$346,428.23
Over 120 Days Delinquent	0.13%	37	$661,076.78
Total Delinquent Receivables	2.39%	672	$12,187,418.85

Repossession Inventory:
Repossessed in the Current Collection Period		27	$604,992.61
Total Repossessed Inventory		37	$816,255.68

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3715%
Preceding Collection Period			0.6116%
Current Collection Period			0.5358%
Three Month Average			0.5063%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2894%
Preceding Collection Period			0.2836%
Current Collection Period			0.3465%
Three Month Average			0.3065%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer